SCOPE OF CONSOLIDATION - Other Associates and Joint Ventures that are not Individually Material (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Carrying amount of interests in associates and joint ventures	$ 3,060	$ 2,985
Carrying amount in the statements of financial position	6,372	6,087
Carrying amount of interests in associates and joint ventures	10,765	10,319
Aggregated individually immaterial joint ventures
Disclosure of transactions between related parties [line items]
Carrying amount in the statements of financial position	911	864
Share of:
Income from continuing operations	239	386
Other comprehensive income (loss)	5	0
Total comprehensive income (loss)	244	386
Aggregated individually immaterial associates
Disclosure of transactions between related parties [line items]
Carrying amount of interests in associates and joint ventures	422	383
Share of:
Income from continuing operations	79	77
Other comprehensive income (loss)	2	(4)
Total comprehensive income (loss)	81	73
Aggregated individually immaterial associates | Aggregated individually immaterial joint ventures
Disclosure of transactions between related parties [line items]
Carrying amount of interests in associates and joint ventures	1,333	1,247
Share of:
Income from continuing operations	318	463
Other comprehensive income (loss)	7	(4)
Total comprehensive income (loss)	$ 325	$ 459